Other Assets (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets (Textual) [Abstract]
Amortized of loan issuance cost into interest expense	$ 3.2	$ 6.5	$ 8.1